UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2011.

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Jeffrey Auxier
Address:   Auxier Asset Management LLC
           5285 Meadows Rd, Ste 333
	   Lake Oswego, OR 97035
Form 13F File Number: 28-05627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Lillian Widolff
Title:	Operations/Compliance Manager
Phone:	1-503-885-8807

Signature, Place and Date of Signing:


Lillian Widolff      Lake Oswego, OR     10/25/2011
[Signature]	     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported on this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in the report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


	Form 13F File Number	Name
                         N/A


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:     127

Form 13F Information Table Value Total:    218,198
              		                 (thousands)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form
13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	___	28-________________	_________

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1430    40920 SH       Sole                    40920
AGCO Corp                      COM              001084102     1726    49925 SH       Sole                    49925
AT & T, Inc. New               COM              00206r102     1242    43560 SH       Sole                    43560
Abbott Laboratories            COM              002824100     4196    82040 SH       Sole                    82040
Alkermes PLC                   COM              g01767105      938    61501 SH       Sole                    61501
Alliance One International     COM              018772103     2238   917264 SH       Sole                   917264
Altria Group Inc.              COM              02209s103     3254   121370 SH       Sole                   121370
American Express Co.           COM              025816109      385     8583 SH       Sole                     8583
American International Group   COM              026874107      361    16468 SH       Sole                    16468
Amgen Inc.                     COM              031162100      815    14825 SH       Sole                    14825
Andersons Inc.                 COM              034164103      737    21927 SH       Sole                    21927
Apollo Group                   COM              037604105     4516   114013 SH       Sole                   114013
Apple Computer Inc.            COM              037833100      342      897 SH       Sole                      897
Automatic Data Processing      COM              053015103     2033    43126 SH       Sole                    43126
BP p.l.c.                      COM              055622104     3636   100792 SH       Sole                   100792
Bank of America Corp           COM              060505104     1582   258486 SH       Sole                   258486
Bank of New York Mellon Corp   COM              064058100     3421   184004 SH       Sole                   184004
Berkshire Hathaway Inc. Class  COM              084670207     1556    21900 SH       Sole                    21900
Bioscrip, Inc.                 COM              09069n108      630    99035 SH       Sole                    99035
Boeing Company                 COM              097023105      892    14747 SH       Sole                    14747
Bridgepoint Education Inc.     COM              10807m105     1131    64827 SH       Sole                    64827
Bristol Myers Squibb Co.       COM              110122108      207     6607 SH       Sole                     6607
British American Tobacco       COM              110448107     1728    20400 SH       Sole                    20400
CVS Caremark Corp              COM              126650100     3897   116022 SH       Sole                   116022
Career Education Corp          COM              141665109      854    65434 SH       Sole                    65434
Central Pacific Financial Co   COM              154760409     1332   129110 SH       Sole                   129110
Chevron Corp.                  COM              166764100     3006    32468 SH       Sole                    32468
Cisco Sys Inc.                 COM              17275R102      175    11311 SH       Sole                    11311
Citigroup Inc.                 COM              172967101      672    26226 SH       Sole                    26226
Coca-Cola Company              COM              191216100     4446    65807 SH       Sole                    65807
Columbia Sportswear Co.        COM              198516106      260     5604 SH       Sole                     5604
Comcast Corp Class A           COM              20030n101     2128   101737 SH       Sole                   101737
ConocoPhillips                 COM              20825c104     2316    36573 SH       Sole                    36573
Costco Wholesale Corp          COM              22160k105     1069    13014 SH       Sole                    13014
Coventry Health Care Inc.      COM              222862104      967    33575 SH       Sole                    33575
DR Horton, Inc                 COM              23331a109      153    16900 SH       Sole                    16900
Dell Corp                      COM              24702r101      800    56555 SH       Sole                    56555
Diageo PLC ADR                 COM              25243q205     1877    24714 SH       Sole                    24714
DirecTV Class A                COM              25459l106      509    12049 SH       Sole                    12049
Dow Chemical Company           COM              260543103     2314   103009 SH       Sole                   103009
Dr. Pepper Snapple Group       COM              26138e109     3943   101687 SH       Sole                   101687
E. I. Du Pont De Nemours       COM              263534109     2164    54150 SH       Sole                    54150
Express Scripts Inc.           COM              302182100      661    17840 SH       Sole                    17840
Exxon Mobil Corp               COM              30231G102     2674    36817 SH       Sole                    36817
FirstService Corporation       COM              33761N109      237     9216 SH       Sole                     9216
Franklin Resources Inc.        COM              354613101     2040    21325 SH       Sole                    21325
General Electric Co.           COM              369604103      730    47977 SH       Sole                    47977
Glaxo SmithKline PLC           COM              37733W105     2984    72260 SH       Sole                    72260
Granite Construction Inc.      COM              387328107      394    21000 SH       Sole                    21000
H & R Block Inc.               COM              093671105     3638   273300 SH       Sole                   273300
Health Mgmt Assoc.             COM              421933102     1323   191225 SH       Sole                   191225
Hewlett Packard                COM              428236103      428    19056 SH       Sole                    19056
Home Depot Inc.                COM              437076102     1668    50741 SH       Sole                    50741
ITT Educational Services       COM              45068b109     1382    24000 SH       Sole                    24000
Illinois Tool Works Inc.       COM              452308109      244     5875 SH       Sole                     5875
Ingersoll Rand Co              COM              g47791101      403    14350 SH       Sole                    14350
Intel Corp.                    COM              458140101     1990    93294 SH       Sole                    93294
Interpublic Group              COM              460690100      653    90678 SH       Sole                    90678
Janus Capital Group Inc.       COM              47102X105      121    20100 SH       Sole                    20100
Johnson & Johnson              COM              478160104     5156    80956 SH       Sole                    80956
Kraft Foods Inc.               COM              50075n104     2041    60795 SH       Sole                    60795
Kroger Co.                     COM              501044101     4122   187700 SH       Sole                   187700
Lincoln Educational            COM              533535100      338    41824 SH       Sole                    41824
Lowes Companies                COM              548661107      986    50999 SH       Sole                    50999
Manpower Inc.                  COM              56418h100      533    15850 SH       Sole                    15850
Marsh & McLennan Co.           COM              571748102     4097   154321 SH       Sole                   154321
Mastercard Inc.                COM              57636q104     2728     8601 SH       Sole                     8601
McDonalds Corp                 COM              580135101     2077    23654 SH       Sole                    23654
Medco Health Solutions, Inc.   COM              58405u102     3050    65050 SH       Sole                    65050
Medtronic Inc.                 COM              585055106     4978   149770 SH       Sole                   149770
Merck & Co.Inc. New            COM              58933y105     4620   141274 SH       Sole                   141274
Mercury General Corp           COM              589400100      441    11500 SH       Sole                    11500
Microsoft Corp.                COM              594918104     4958   199205 SH       Sole                   199205
Molson Coors Brewing Co        COM              60871r209      473    11932 SH       Sole                    11932
Motorola Solutions, Inc        COM              620076307      762    18192 SH       Sole                    18192
Newell Rubbermaid Inc.         COM              651229106     1432   120600 SH       Sole                   120600
News Corp Class A              COM              65248e104      208    13466 SH       Sole                    13466
Nike Inc Class B               COM              654106103      948    11091 SH       Sole                    11091
Oracle Corp                    COM              68389X105      397    13808 SH       Sole                    13808
PRGX Global Inc                COM              69357c503      658   139329 SH       Sole                   139329
Paychex Inc.                   COM              704326107     2874   108972 SH       Sole                   108972
Pepsico Inc.                   COM              713448108     6184    99895 SH       Sole                    99895
Petroleo Brasileiro SA         COM              71654v408      445    19800 SH       Sole                    19800
Pfizer Inc.                    COM              717081103     3194   180658 SH       Sole                   180658
Philip Morris International    COM              718172109     9760   156456 SH       Sole                   156456
Plum Creek Timber Company      COM              729251108      322     9285 SH       Sole                     9285
Precision Castparts Corp       COM              740189105     1892    12170 SH       Sole                    12170
Procter & Gamble Co.           COM              742718109     1134    17941 SH       Sole                    17941
Quest Diagnostics Inc.         COM              74834l100      548    11100 SH       Sole                    11100
Ralcorp Holdings. Inc.         COM              751028101      458     5968 SH       Sole                     5968
Raytheon Company               COM              755111507      564    13805 SH       Sole                    13805
Safeway Inc.                   COM              786514208      303    18216 SH       Sole                    18216
Sally Beauty Holdings Inc.     COM              79546e104      349    21000 SH       Sole                    21000
Stancorp Financial Group       COM              852891100      469    17026 SH       Sole                    17026
TNS, Inc.                      COM              872960109      745    39609 SH       Sole                    39609
Textainer Group Holdings Limit COM              g8766e109     1065    52500 SH       Sole                    52500
The Travelers Companies Inc.   COM              89417e109     4380    89889 SH       Sole                    89889
Time Warner Cable Inc.         COM              88732j207      296     4724 SH       Sole                     4724
Time Warner Inc.               COM              887317303      601    20059 SH       Sole                    20059
Transocean Inc.                COM              H8817H100      630    13187 SH       Sole                    13187
Unilever NV New York Shs       COM              904784709     3748   119034 SH       Sole                   119034
United Parcel Service Inc.     COM              911312106     1248    19755 SH       Sole                    19755
Unitedhealth Group Inc.        COM              91324p102     3918    84955 SH       Sole                    84955
Universal Technical Institute  COM              913915104      416    30633 SH       Sole                    30633
Unum Group                     COM              91529y106     1043    49784 SH       Sole                    49784
Valero Energy Corp.            COM              91913y100     1365    76750 SH       Sole                    76750
Value Line Inc.                COM              920437100      547    47611 SH       Sole                    47611
Verizon Communications         COM              92343V104     2608    70871 SH       Sole                    70871
Visa, Inc.                     COM              92826c839     1109    12940 SH       Sole                    12940
Waddell & Reed Financial       COM              930059100      957    38258 SH       Sole                    38258
Wal Mart Stores                COM              931142103     5946   114576 SH       Sole                   114576
Washington Federal             COM              938824109      456    35810 SH       Sole                    35810
Weight Watchers Intl. Inc.     COM              948626106     2176    37352 SH       Sole                    37352
Wellpoint Inc.                 COM              94973v107     4365    66871 SH       Sole                    66871
Western Union Company          COM              959802109     1414    92457 SH       Sole                    92457
Willbros Group, Inc            COM              969203108      136    32625 SH       Sole                    32625
Yum! Brands, Inc.              COM              988498101      823    16672 SH       Sole                    16672
Zimmer Holdings                COM              98956p102     3329    62250 SH       Sole                    62250
Gruma SA ADR                   FOR              400131306      544    76787 SH       Sole                    76787
LyondellBasell Industries N.V. FOR              n53745100      269    11000 SH       Sole                    11000
Nokia Corp Sponsored ADR       FOR              654902204      100    17675 SH       Sole                    17675
PetroChina Company Limited ADR FOR              71646e100      705     5850 SH       Sole                     5850
SK Telecom ADR                 FOR              78440p108     1265    89875 SH       Sole                    89875
Telefonica S.A. ADR            FOR              879382208     1621    84786 SH       Sole                    84786
Telefonos De Mexico SA Sp ADR  FOR              879403780     1073    71794 SH       Sole                    71794
Telenorte Leste Participaoes A FOR              879246106     2032   213238 SH       Sole                   213238
Vale S.A.                      FOR              91912e105      319    14000 SH       Sole                    14000